CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST - Summary of convertible notes payable and accrued interest (Parentheticals) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Convertible notes payable 8% accrued interest rate due on demand at $2.00 per share conversion price due to president
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables		8.00%
Conversion price		$ 2.00
Convertible notes payable 8 % accrued interest rate due on demand at $2.00 per share conversion price due to secretary
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables		8.00%
Conversion price		$ 2.00
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to director
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%	10.00%
Conversion price	$ 2.50	$ 2.50
Convertible notes payable 15% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	15.00%	15.00%
Conversion price	$ 2.50	$ 2.50
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%	10.00%
Conversion price	$ 2.50	$ 2.50